DEFERRED TAX ASSETS/ LIABILITIES	12 Months Ended
Dec. 31, 2024
Deferred Tax Assets Liabilities
DEFERRED TAX ASSETS/ LIABILITIES

14. DEFERRED TAX ASSETS/ LIABILITIES

	December 31,
	2023	2024	2024
	SGD’000	SGD’000	USD’000
Deferred tax assets	74	74	54
Deferred tax liabilities	-	(100)	(73)
	74	(26)	(19)

Following are the major deferred tax assets and liabilities recognized by the Company:

	Property, plant and equipment	Provisions	Tax losses	Total
	SGD’000	SGD’000	SGD’000	SGD’000

As of January 1, 2022	(156)	5	163	12
Recognized in statements of income	192	-	(138)	54
As of December 31, 2022	36	5	25	66
Recognized in statements of income	33	-	(25)	8
As of December 31, 2023	69	5	-	74
Recognized in statements of income	(100)	-	-	(100)
As of December 31, 2024	(31)	5	-	(26)